NOTE 17: INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Note 17 Income Taxes
Disclosure of detailed information about income tax
	Years ended December 31,
	2018	2017	2016
Loss before taxes	$(3,789,918)	$(3,109,921)	$(1,669,736)
Combined Canadian federal and provincial income tax rates	27%	26%	26%
Expected income tax recovery	(1,023,280)	(808,580)	(434,130)
Items that cause an increase (decrease):
Effect of different tax rates in foreign jurisdiction	35,690	(219,015)	(52,060)
Non-deductible expenses	294,780	10,988	32,390
Tax rate changes	152,650	233,990	1,834
Change in prior year estimates	–	165,538	–
Other	1,690	(561)	–
Change in unrecognized deferred income tax assets	538,470	617,640	295,670
Income tax recovery	$–	$–	$78,146

Disclosure of deferred taxes
	As at December 31,
	2018	2017
Deferred tax assets:
Non-capital losses	7,291,370	$4,357,960
Property and equipment	59,640	7,010
Intangible assets	366,070	225,750
Accrued professional fees	23,000	–
Accrued compensation	34,378	–
Convertible debenture	–	569,010
Share issue costs	179,640	12,000
Capital losses carried forward	5,417	–
Unrealized foreign exchange loss issuance costs	1,880	1,880
Deferred tax assets, net	7,961,384	$5,173,610